UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Holding Inc.
Address: 711 Fifth Avenue
         New York, NY  10022

13F File Number:  28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     February 08, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $268,164 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-3765                       Allen & Company Incorporated

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARGAN INC                      COM              04010E109      928    64516 SH       DEFINED 1               64516        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    49600      500 SH       DEFINED 1                 500        0        0
CARDICA INC                    COM              14141R101      485   417938 SH       DEFINED 1              417938        0        0
COCA COLA CO                   COM              191216100   162331  2847920 SH       DEFINED 1             2847920        0        0
CONOCOPHILLIPS                 COM              20825C104    15321   300000 SH       DEFINED 1              300000        0        0
CONVERA CORP                   CL A             211919105     1508  6281422 SH       SOLE                  6281422        0        0
CONVERA CORP                   CL A             211919105     1307  5447165 SH       DEFINED 1             5447165        0        0
ELECTRO OPTICAL SCIENCES INC   COM              285192100     1945   188665 SH       DEFINED 1              188665        0        0
EXPEDIA INC DEL                COM              30212P105      443    17219 SH       SOLE                    17219        0        0
EXPEDIA INC DEL                COM              30212P105     5989   232781 SH       DEFINED 1              232781        0        0
GENERAL ELECTRIC CO            COM              369604103    15130  1000000 SH       DEFINED 1             1000000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      176     8609 SH       SOLE                     8609        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508    12219   596603 SH       DEFINED 1              596603        0        0
MANNKIND CORP                  COM              56400P201      782    89281 SH       DEFINED 1               89281        0        0